UNITED STATES
				     SECURITIES AND EXCHAGE COMMISSION
					   Washington, D.C.  20549
FORM 13F

FORM 13F COVER PAGE
Report for the Quarter Ended:  June 30, 2000

Institutional Investment Manager Filing this Report:

Name:    	Bruce Bent Associates, Inc.
Address:	950 Third Avenue, 28th Floor
		New York, New York  10022

13F  File Number:  28-7444

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Report  Type:
 {x}  13F Holdings Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

FORM 13F INFORMATION TABLE ENTRY TOTAL:	36

FORM 13F INFORMATION TABLE VALUE TOTAL:	$150,029,387

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F INFORMATION TABLE



 INVESTMENT                     VOTING AUTHORITY

DISCRETION                         (SHARES)
                                                                        --------
---------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE
SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)
(B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ---
-- ----- -- ------------ ------------ ------------
ABBOTT LABS            COMMON   002824100      1,470,340       32,995    X     X
26,055        6,940            0
ALZA CORP              COMMON   022615108      6,391,767      108,106    X     X
94,566       13,540            0
AMERICA ONLINE INC     COMMON   02364J104      4,831,764       91,815    X     X
82,875        8,940            0
AMGEN                  COMMON   031162100      5,780,170       82,280    X     X
80,200        2,080            0
ANALYTICAL SURVEYS IN  COMMON   032683302        244,406       79,000    X
79,000            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670207      1,826,884        1,038    X
1,038            0            0
BLOCK H & R INC        COMMON   093671105      4,752,650      146,800    X     X
132,150       14,650            0
BRISTOL MYERS SQUIBB   COMMON   110122108      4,695,882       80,616    X     X
72,236        8,380            0
CARDINAL HEALTH INC    COMMON   14149Y108      1,855,994       25,081    X
25,081            0            0
COCA COLA CO           COMMON   191216100      2,441,094       42,500    X
42,500            0            0
ELAN PLC ADR           COMMON   284131208     10,857,266      224,150    X     X
194,700       29,450            0
EXXON MOBIL CORPORATI  COMMON   30231G102        301,989        3,847    X
3,847            0            0
FOREST LABS INC        COMMON   345838106     11,495,820      113,820    X     X
103,220       10,600            0
GANNETT INC DEL        COMMON   364730101        346,912        5,800    X
5,800            0            0
GENERAL ELECTRIC COMP  COMMON   369604103      4,137,625       79,000    X     X
75,700        3,300            0
GENZYME CORP           COMMON   372917104      4,826,622       81,205    X     X
71,705        9,500            0
HEWLETT PACKARD CO     COMMON   428236103        234,141        1,875    X
1,875            0            0
HOME DEPOT INC         COMMON   437076102        748,913       14,997    X
14,997            0            0
INTEL CORP             COMMON   458140100      2,292,741       17,150    X     X
17,000          150            0
JOHNSON & JOHNSON      COMMON   478160104      8,551,184       83,938    X     X
83,918           20            0
KOALA CORP             COMMON   499866101        565,000       40,000    X     X
23,000       17,000            0
LILLY ELI & CO         COMMON   532457108      1,098,625       11,000    X     X
8,000        3,000            0
MCDONALDS CORP         COMMON   580135101      2,393,436       72,666    X
72,666            0            0
MERCK & CO             COMMON   589331107      6,270,300       81,831    X     X
81,131          700            0
MICROSOFT CORP         COMMON   594918104     11,892,400      148,655    X     X
132,725       15,930            0
NOVEN PHARMACEUTICALS  COMMON   670009109        432,900       14,400    X     X
1,500       12,900            0
ONLINE RES & COMMUNIC  COMMON   68273G101      4,031,806      626,300    X
626,300            0            0
PAYCHEX INC            COMMON   704326107      9,747,612      232,086    X     X
205,455       26,631            0
PFIZER INC             COMMON   717081103      5,130,048      106,876    X     X
95,376       11,500            0
PROCTER & GAMBLE CO    COMMON   742718109        711,274       12,424    X
12,424            0            0
QUEST DIAGNOSTICS INC  COMMON   74834L100      3,042,325       40,700    X     X
31,200        9,500            0
SCHERING PLOUGH CORP   COMMON   806605101     15,284,835      302,670    X     X
277,110       25,560            0
SCHLUMBERGER           COMMON   806857108        406,930        5,453    X     X
4,703          750            0
SUN MICROSYSTEM INC    COMMON   866810104      3,346,500       36,800    X     X
34,800        2,000            0
TRIBUNE CO             COMMON   896047107      3,481,450       99,470    X     X
85,470       14,000            0
TYCO INTL LTD NEW      COMMON   902124106      4,109,781       86,750    X     X
75,750       11,000            0

     TOTAL                                   150,029,387








